Offerings - Offering: 1	Sep. 12, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit	56.29
Maximum Aggregate Offering Price	$ 337,740,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 49,851
Offering Note
(1)
Covers common stock, par value $0.01 per share, of BellRing Brands Inc. (“Common Stock”) under the BellRing Brands, Inc. 2019 Long-Term Incentive Plan (the “Plan”) and, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), an indeterminate number of additional shares of Common Stock that may be offered and issued under the Plan to prevent dilution resulting from stock splits, stock distributions or similar transactions.

(2)
Calculated pursuant to Rule 457(h)(1) and Rule 457(c) under the Securities Act based on a price of $56.29 per share of Common Stock, which is the average of the high and low price per share of Common Stock as reported by the New York Stock Exchange on September 5, 2024.